Employee Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic mid-small cap equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	$ 0	$ 0
Collective investment fund domestic mid small cap equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Collective investment fund Emerging markets equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Long term debt securities Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Emerging markets equity Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	6	6	6
Pension Plans [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	2,103	2,305	2,089
Pension Plans [Member] | Level 1 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	823	2,307
Pension Plans [Member] | Level 1 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	63	0
Pension Plans [Member] | Level 1 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	232	1,174
Pension Plans [Member] | Level 1 [Member] | Domestic mid-small cap equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	159	515
Pension Plans [Member] | Level 1 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	250	537
Pension Plans [Member] | Level 1 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 1 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 1 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	103	51
Pension Plans [Member] | Level 1 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	16	30
Pension Plans [Member] | Level 1 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	1,287	224
Pension Plans [Member] | Level 2 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	36	0
Pension Plans [Member] | Level 2 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	509	0
Pension Plans [Member] | Level 2 [Member] | Collective investment fund domestic mid small cap equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	53
Pension Plans [Member] | Level 2 [Member] | Collective investment fund Emerging markets equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	51
Pension Plans [Member] | Level 2 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	455	0
Pension Plans [Member] | Level 2 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	6	224
Pension Plans [Member] | Level 2 [Member] | Long term debt securities Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	127
Pension Plans [Member] | Level 2 [Member] | Emerging markets equity Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	50
Pension Plans [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	13	14
Pension Plans [Member] | Level 3 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	7	8
Pension Plans [Member] | Level 3 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	6	6
Postretirement Welfare Plan [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	120	131	144
Postretirement Welfare Plan [Member] | Level 1 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	120	131
Postretirement Welfare Plan [Member] | Level 1 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	120	131
Postretirement Welfare Plan [Member] | Level 1 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	$ 0	$ 0